Interest Income and Expense (Summary of Interest Income and Expense by Basis of Accounting Classification) (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Disclosure Of Interest Income (Expense) [Line Items]
Interest income	$ 19,981	$ 21,582	$ 40,677	$ 44,454
Interest expense	11,120	13,457	23,027	28,463
Equities designated at fair value through other comprehensive income [Member]
Disclosure Of Interest Income (Expense) [Line Items]
Interest income	64	125	123	190
Financial instruments measured or designated at fair value through profit or loss [member]
Disclosure Of Interest Income (Expense) [Line Items]
Interest income	2,078	2,172	3,991	4,233
Interest expense	2,654	2,835	5,409	6,021
Financial instruments measure at amortized cost and FVOCI [member]
Disclosure Of Interest Income (Expense) [Line Items]
Interest income	17,839	19,285	36,563	40,031
Financial assets amortized cost [member]
Disclosure Of Interest Income (Expense) [Line Items]
Interest income	16,715	18,227	34,276	38,071
Interest expense	8,466	10,622	17,618	22,442
Financial assets at fair value through other comprehensive income [member]
Disclosure Of Interest Income (Expense) [Line Items]
Interest income	$ 1,124	$ 1,058	$ 2,287	$ 1,960